SUPPLEMENTAL FINANCIAL INFORMATION - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Cash paid for interest and income taxes
Interest	$ 54.9	$ 57.7	$ 58.9
Income taxes, net of refunds	153.5	125.6	106.1
Foreign Currency Effects
Foreign currency translation adjustment	$ (13.4)	$ (4.1)	$ (1.6)